Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment

(5) Premises and Equipment

A summary of premises and equipment at December 31, 2012, and 2011, follows (in thousands):

	2012	2011
Land and land improvements	$948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520

	46,576	44,640
Less accumulated depreciation and amortization	31,457	28,539

Premises and equipment - net	$15,119	16,101

Depreciation and amortization expense amounted to $2,550,000, $2,419,000, and $2,099,000, for the years ended December 31, 2012, 2011, and 2010, respectively.

In June 2008, the Company completed the sale and subsequent lease-back of six banking offices. The gross gain of $1,558,000 was deferred and included in Accrued Interest Payable and Other Liabilities in the Consolidated Balance Sheet and is amortized as a credit to Occupancy expenses on a straight-line basis for 15 years through 2023, the term of the underlying leases.